CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 19, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000		125,000,000	125,000,000	125,000,000
Common stock, shares issued	18,026,680		17,040,040	17,044,737	12,465,951
Common stock, shares outstanding	18,026,680	18,000,000	17,040,040	17,044,737	12,465,951